Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001175813
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Conestoga Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2019) the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions. A security’s price may fluctuate in response to events affecting the issuer’s profitability or viability.
●	The Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Significant investments in the securities of issuers within a particular sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.
●	A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.
●	Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.conestogacapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 09/30/2013: 15.43%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2018: -18.87%.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2019 to those of the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes.
Conestoga Small Cap Fund | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCASX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	428
Five Years	rr_ExpenseExampleYear05	768
Ten Years	rr_ExpenseExampleYear10	$ 1,726
Annual Return 2010	rr_AnnualReturn2010	23.99%
Annual Return 2011	rr_AnnualReturn2011	4.55%
Annual Return 2012	rr_AnnualReturn2012	11.00%
Annual Return 2013	rr_AnnualReturn2013	49.26%
Annual Return 2014	rr_AnnualReturn2014	(8.05%)
Annual Return 2015	rr_AnnualReturn2015	8.03%
Annual Return 2016	rr_AnnualReturn2016	14.07%
Annual Return 2017	rr_AnnualReturn2017	28.44%
Annual Return 2018	rr_AnnualReturn2018	0.61%
Annual Return 2019	rr_AnnualReturn2019	25.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performing quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performing quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.87%)
1 Year	rr_AverageAnnualReturnYear01	25.18%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	14.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCALX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.04%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	538
Ten Years	rr_ExpenseExampleYear10	$ 1,205
1 Year	rr_AverageAnnualReturnYear01	25.42%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2014	[3]
Conestoga Small Cap Fund | After Taxes on Distributions | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.55%
5 Years	rr_AverageAnnualReturnYear05	14.13%
10 Years	rr_AverageAnnualReturnYear10	14.26%
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | After Taxes on Distributions and Sales | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	12.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes) | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes) | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2014
Conestoga SMid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA SMID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2019), the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers smid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2500® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions. A security’s price may fluctuate in response to events affecting the issuer’s profitability or viability.
●	The Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Stocks of small and mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small or mid cap companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Significant investments in the securities of issuers within a particular sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.
●	A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.
●	Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.conestogacapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 03/31/2019: 16.49%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2018: -19.85%.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2019 to those of the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes.
Conestoga SMid Cap Fund | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[5]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	507
Five Years	rr_ExpenseExampleYear05	927
Ten Years	rr_ExpenseExampleYear10	$ 2,098
Annual Return 2015	rr_AnnualReturn2015	(0.11%)
Annual Return 2016	rr_AnnualReturn2016	10.35%
Annual Return 2017	rr_AnnualReturn2017	34.11%
Annual Return 2018	rr_AnnualReturn2018	(0.08%)
Annual Return 2019	rr_AnnualReturn2019	33.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performing quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performing quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	14.54%
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.09%	[4]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	709
Ten Years	rr_ExpenseExampleYear10	$ 1,622
1 Year	rr_AverageAnnualReturnYear01	33.79%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	15.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2014	[3]
Conestoga SMid Cap Fund | After Taxes on Distributions | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.06%
5 Years	rr_AverageAnnualReturnYear05	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | After Taxes on Distributions and Sales | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.11%
5 Years	rr_AverageAnnualReturnYear05	11.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes) | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.65%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2014

[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay an annual fee of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund's Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the "Board") of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2020. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing Fees paid by Investors Class shares for the fiscal year ended September 30, 2019.
[2]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses' (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Fund's average daily net assets until at least January 31, 2021, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
[4]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund's Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the "Board") of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2020. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing fees paid by Investors Class shares for the fiscal year ended September 30, 2019.
[5]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses' (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of the Fund's average daily net assets until at least January 31, 2021, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.